September 10, 2013

VIA EDGAR
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re:    First Symetra National Life Insurance Co of NY Separate
Account S (811-07949)

Dear Commissioners:

On behalf of First Symetra National Life Insurance Company of NY and the First Symetra National Life Insurance Co of NY Separate Account S, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30,
2013 has been transmitted to contract owners accordingly.

We incorporate by reference the following annual reports for the underlying funds:

Filer/Entity: AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.: 811-07452
CIK No.: 0000896435
Accession No.: 0001193125-13-344693
Date of Filing: 2013-08-23

Filer/Entity: AllianceBernstein Variable Products
Series Fund, Inc.
Registration No.: 811-05398
CIK No.: 0000825316
Accession No.: 0001193125-13-344569
Date of Filing: 2013-08-23

Filer/Entity: ALPS Variable Investment Trust
Registration No.: 811-21987
CIK No.: 0001382990
Accession No.: 0001193125-13-359397
Date of Filing: 2013-09-06

Filer/Entity: American Century Variable Portfolios Inc.
Registration No.: 811-05188
CIK No.: 0000814680
Accession No.: 0001437749-13-011225
Date of Filing: 2013-08-22

Filer/Entity: American Funds Insurance Series
Registration No.: 811-03857
CIK No.: 0000729528
Accession No.: 0000051931-13-000795
Date of Filing: 2013-08-30

Filer/Entity: BlackRock Variable Series Funds, Inc.
Registration No.: 811-03290
CIK No.: 0000355916
Accession No.: 0001193125-13-352247
Date of Filing: 2013-08-29

Filer/Entity: Calvert Variable Products, Inc.
Registration No.: 811-04000
CIK No.: 0000743773
Accession No.: 0000743773-13-000043
Date of Filing: 2013-09-05

Filer/Entity: Columbia Funds Variable Series Trust II
Registration No.: 811-22127
CIK No.: 0001413032
Accession No.: 0001193125-13-352097
Date of Filing: 2013-08-29

Filer/Entity: DFA Investment Dimensions Group Inc.
Registration No.: 811-03258
CIK No.: 0000355437
Accession No.: 0001193125-13-285885
Date of Filing: 2013-07-09

Filer/Entity: Delaware VIP Trust
Registration No.: 811-05162
CIK No.: 0000814230
Accession No.: 0001206774-13-003296
Date of Filing: 2013-09-06

Filer/Entity: Dreyfus Variable Investment Fund
Registration No.: 811-05125
CIK No.: 0000813383
Accession No.: 0000813383-13-000027
Date of Filing: 2013-08-15

Filer/Entity: Federated Insurance Series
Registration No.: 811-08042
CIK No.: 0000912577
Accession No.: 0001318148-13-001503
Date of Filing: 2013-08-27

Filer/Entity: Franklin Templeton Variable Insurance
Products Trust
Registration No.: 811-05583
CIK No.: 0000837274
Accession No.: 0001193125-13-353066
0001193125-13-353060
Date of Filings: 2013-08-30

Filer/Entity: ING Investors Trust
Registration No.: 811-05629
CIK No.: 0000837276
Accession No.: 0001193125-13-356999
Date of Filing: 2013-09-04

Filer/Entity: JPMorgan Insurance Trust
Registration No.: 811-07874
CIK No.: 0000909221
Accession No.: 0001193125-13-356999
Date of Filing: 2013-09-04

Filer/Entity: Janus Aspen Series
Registration No.: 811-07736
CIK No.: 0000906185
Accession No.: 0000950123-13-007317
Date of Filing: 2013-08-29

Filer/Entity: MFS Variable Insurance Trust
Registration No: 811-08326
CIK No.: 0000918571
Accession No.: 125-13-349971
Date of Filing: 2013-08-28

Filer/Entity: MFS Variable Insurance Trust II
Registration No: 811-03732
CIK No.: 0000719269
Accession No.: 0001193125-13-349919
Date of Filing: 2013-08-28

Filer/Entity: The Merger Fund VL
Registration No: 811-21279
CIK No.:0001208133
Accession No.: 0000898531-13-000376
Date of Filing: 2013-08-30

Filer/Entity: PIMCO Variable Insurance Trust
Registration No.: 811-08399
CIK No.: 0001047304
Accession No.: 0001193125-13-351840
Date of Filing: 2013-08-29

Filer/Entity: Pioneer Variable Contracts Trust /MA/
Registration No.: 811-08786
CIK No.: 0000930709
Accession No.: 0000078713-13-000115
Date of Filing: 2013-08-28

Filer/Entity: Royce Capital Fund
Registration No: 811-07537
CIK No.: 0001006387
Accession No.: 0000949377-13-000245
Date of Filing: 2013-08-23

Filer/Entity: Sentinel Variable Products Trust
Registration No: 811-09917
CIK No.: 0001112513
Accession No.: 0001104659-13-068457
Date of Filing: 2013-09-06

Filer/Entity: Symetra Mutual Funds Trust
Registration No.: 811-22653
CIK No.: 0001538307
Accession No.: 0000894189-13-005049
Date of Filing: 2013-08-30

Filer/Entity: T. Rowe Price Equity Series, Inc.
Registration No.: 811-07143
CIK No.: 0000918294
Accession Nos.: 0001206774-13-002987
                  0001206774-13-002981
0001206774-13-002964
0001206774-13-002961
Date of Filings: 2013-08-20

Filer/Entity: T. Rowe Price International Series, Inc.
Registration No.: 811-07145
CIK No.: 0000918292
Accession No.: 0001206774-13-002968
Date of Filing: 2013-08-20

Filer/Entity: Van Eck VIP Trust
Registration No.: 811-05083
CIK No.: 0000811976
Accession Nos.: 0000930413-13-001545
                 0000930413-13-001547
Date of Filings: 2013-09-06

Filer/Entity: Vanguard Variable Insurance Funds
Registration No.: 811-05962
CIK No.: 0000857490
Accession No.: 0000932471-13-008048
Date of Filing: 2013-08-29

Filer/Entity: Variable Insurance Products Fund
Registration No.: 811-03329
CIK No.: 0000356494
Accession No.: 0000035315-13-000381
Date of Filing: 2013-08-21

Filer/Entity: Variable Insurance Products Fund II
Registration No.: 811-05511
CIK No.: 0000831016
Accession No.: 0000831016-13-000068
Date of Filing: 2013-08-21

Filer/Entity: Variable Insurance Products III
Registration No.: 811-07205
CIK No.: 0000927384
Accession No.: 0000035331-13-000027
Date of Filing: 2013-08-21

Filer/Entity: Variable Insurance Products Fund IV
Registration No.: 811-03759
CIK No.: 0000720318
Accession No.: 0000878467-13-000537
Date of Filing: 2013-08-21

Filer/Entity: Variable Insurance Products Fund V
Registration No.: 811-05361
CIK No.: 0000823535
Accession No.: 0000729218-13-000079
0000823535-13-000153
Date of Filings: 2013-08-23
2013-08-21

Filer/Entity: Virtus Variable Insurance Trust
Registration No.: 811-04642
CIK No.: 0000792359
Accession No.: 0001193125-13-360868
Date of Filing: 2013-09-09

If you have any questions regarding this filing, please contact me at (425) 256-5026.

Sincerely,

/s/Jacqueline M. Veneziani

Jacqueline M. Veneziani
Vice President and Associate
General Counsel

RE: Regulatory Documents for Your Variable Annuity or Variable Life Insurance
Product(s)

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the links below to view the regulatory documents for the portfolios in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance
Company or by First Symetra National Life Insurance Company of New York.

[insert links to each document]

As always, we are committed to providing you with quality products and services.
We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to
4:30 p.m. PT or your registered representative.

Thomas M. Marra
President
Symetra Life Insurance Company

RE: Have you changed your email address?

Dear Valued Customer:

We have attempted to notify you by email that you have new regulatory documents available for viewing, but each time the email has been returned as undeliverable. The documents are for the portfolios available in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance
Company ("Symetra Life") or by First Symetra National Life Insurance Company of
New York ("First Symetra").

This is a concern for us because the Securities and Exchange Commission (SEC)
requires that we notify you when a new regulatory document is available for viewing. If you wish to continue receiving these notifications by email, please log in to your account and update your email address immediately. You can view these regulatory documents at www.symetra.com.(Customers with a variable annuity issued by First Symetra can view regulatory documents at www.symetra.
com/newyork.)

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to
4:30 p.m. PT or your registered representative.

/s/Thomas M. Marra

Thomas M. Marra
President
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York

Symetra Life Insurance Company, not a licensed insurer in New York, is the parent company of First Symetra National Life Insurance Company of New York.